Commitments, Contingent Liabilities and Other - Schedule of Future Minimum Payments for Lease and Other Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 6,062
2015	5,254
2016	4,586
2017	4,337
2018	3,923
Thereafter	6,302
Total	$ 30,464